Cost of sales and expenses by their nature (Schedule of Cost of Sales and Administration Expenses) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Raw materials and consumables	$ 16,343,140	$ 16,411,788	$ 15,565,242
Electrical energy	2,820,667	3,303,640	2,536,387
Ferroalloys	1,617,352	2,137,671	1,973,586
Refractories	629,758	707,214	613,563
Oxygen	248,029	276,648	279,272
Electrodes	434,265	1,293,096	1,463,091
Gas and fuels	767,823	962,001	766,163
Labor	1,831,225	2,042,433	3,181,556
Operation materials	1,033,597	919,893	954,415
Depreciation and amortization	1,452,271	1,108,629	1,112,418
Maintenance	1,262,728	2,221,595	2,243,255
Other expenses	2,790,197	319,958	954,379
Total expense	31,231,052	31,704,566	31,643,327
Cost of sales	29,211,724	30,067,141	30,563,315
Administrative expenses	$ 2,019,328	$ 1,637,425	$ 1,080,012